Lease Commitments Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Rent expense under lease arrangements	$ 27.0	$ 25.0	$ 21.0
2017	22.9
2018	21.0
2019	20.6
2020	20.0
2021	13.7
Thereafter	42.1
Total future minimum lease payments	$ 140.3